Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Subscriptions, software and support	$ 22,660	$ 17,668	$ 66,116	$ 50,607	$ 69,972	$ 53,207	$ 37,076
Professional services	21,988	13,077	60,059	48,569	62,951	57,997	51,920
Total revenue	44,648	30,745	126,175	99,176	132,923	111,204	88,996
Cost of revenue:
Subscriptions, software and support	2,341	1,890	6,891	5,508	7,437	6,079	4,273
Professional services	14,272	9,315	39,049	34,016	42,686	42,402	32,524
Total cost of revenue	16,613	11,205	45,940	39,524	50,123	48,481	36,797
Gross profit	28,035	19,540	80,235	59,652	82,800	62,723	52,199
Operating expenses:
Sales and marketing	19,725	14,480	59,503	39,477	54,137	38,300	29,088
Research and development	8,596	6,702	25,867	16,925	22,994	16,750	13,488
General and administrative	6,237	4,531	19,721	12,779	17,039	12,515	23,373
Total operating expenses	34,558	25,713	105,091	69,181	94,170	67,565	65,949
Operating loss	(6,523)	(6,173)	(24,856)	(9,529)	(11,370)	(4,842)	(13,750)
Other (income) expense:
Other (income) expense, net	(425)	(67)	(1,658)	129	1,792	1,579	2,086
Interest (income) expense	(2)	243	451	726	982	188	19
Total other (income) expense	(427)	176	(1,207)	855	2,774	1,767	2,105
Net loss before income taxes	(6,096)	(6,349)	(23,649)	(10,384)	(14,144)	(6,609)	(15,855)
Income tax expense (benefit)	188	(1,610)	489	(2,106)	(1,683)	378	1,204
Net loss	(6,284)	(4,739)	(24,138)	(8,278)	(12,461)	(6,987)	(17,059)
Accretion of dividends on convertible preferred stock	0	214	357	642	857	861	856
Net loss attributable to common stockholders	$ (6,284)	$ (4,953)	$ (24,495)	$ (8,920)	$ (13,318)	$ (7,848)	$ (17,915)
Net loss per share attributable to common stockholders:
Basic and diluted (in dollar per share)	$ (0.10)	$ (0.14)	$ (0.53)	$ (0.26)	$ (0.39)	$ (0.23)	$ (0.50)
Weighted average common shares outstanding:
Basic and diluted (in shares)	60,204,596	34,274,718	45,855,044	34,274,718	34,274,718	34,274,718	35,717,803